Property, plant and equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Transfer	€ 0	€ 0
Disposals, property, plant and equipment		117
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	638	545
Transfer	0	0
Disposals, property, plant and equipment	223	269
Right of use – Buildings | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	337	226
Transfer	0	0
Disposals, property, plant and equipment	0	158
Right of use – Buildings | Gross book value of tangible assets | Wattignies
Disclosure of detailed information about property, plant and equipment [line items]
Addition to annual rent expense	200	100
Right of use – Buildings | Gross book value of tangible assets | Waccano
Disclosure of detailed information about property, plant and equipment [line items]
Addition to annual rent expense	€ 100	100
Right of use – Buildings | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Right of use – Buildings | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Technical equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 113	0
Transfer	300	0
Disposals, property, plant and equipment	€ 215	7
Technical equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	3 years
Technical equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Office and IT equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 41	73
Transfer	0	0
Disposals, property, plant and equipment	€ 9	76
Office and IT equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Office and IT equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Tangible Assets In Progress | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Transfer	€ 300
Fixtures, fittings and installations | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	2	0
Transfer	0	0
Disposals, property, plant and equipment	€ 0	€ 0
Fixtures, fittings and installations | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Fixtures, fittings and installations | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years